Deferred Taxes	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Deferred Taxes
NOTE 30: DEFERRED TAXES
As having not yet reached the commercialization step, the Group accumulates tax losses that are carried forward indefinitely for offset against future taxable profits of the Group. Significant uncertainty exists however surrounding the Group’s ability to realize taxable profits in a foreseeable future. Therefore, the Group has not recognized any deferred tax income in its income statement.
Unrecognized deferred tax assets and liabilities are detailed below by nature of temporary differences for the current year:

(€‘000)	For the year ended
	31 December 2019
	Assets	Liabilities	Net
Intangibles assets	—	(894)	(894)
Tangible assets	—	(90)	(90)
Recoverable cash advances liability	1,056	—	1,056
Contingent consideration liability	6,189	—	6,189
Employee Benefits liability	100	—	100
Other temporary difference	—	(473)	(473)

Tax-losses carried forward	55,414	—	55,414
	—	—	—

Unrecognized Gross Deferred Tax assets/(liabilities)	62,758	(1,458)	61,300
Netting by tax entity	(1,365)	1,365	—

Unrecognized Net Deferred Tax assets/(liabilities)	61,393	(93)	61,300

Unrecognized deferred tax assets and liabilities are detailed below by nature of temporary differences for the previous years:

	For the year ended
	31 December 2018
(€‘000)	Assets	Liabilities	Net
Intangibles assets	49	—	49
Tangible assets	—	(154)	(154)
Recoverable cash advances liability	633	—	633
Contingent consideration liability	6,297	—	6,297
Employee Benefits liability	33	—	33
Other temporary difference	—	(436)	(436)

Tax-losses carried forward	46,858	—	46,858
	—	—	—

Unrecognized Gross Deferred Tax assets/(liabilities)	53,869	(590)	53,279
Netting by tax entity	(437)	437	—
Unrecognized Net Deferred Tax assets/(liabilities)	53,432	(153)	53,279

	For the year ended
	31 December 2017
(€‘000)	Assets	Liabilities	Net
Intangibles assets	—	(3,974)	(3,974)
Tangible assets	—	(215)	(215)
Recoverable cash advances liability	349	—	349
Contingent consideration liability	4,471	—	4,471
Employee Benefits liability	51	—	51
Other temporary difference	5	—	5

Tax-losses carried forward	48,152	—	48,152

Unrecognized Gross Deferred Tax assets/(liabilities)	53,028	(4,189)	48,839
Netting by tax entity	(3,974)	3,974	—
Unrecognized Net Deferred Tax assets/(liabilities)	49,054	(215)	48,839
The Group’s main deductible tax base relates to tax losses carried forward, which have indefinite term under both BE and US tax regimes applicable to the Group’s subsidiaries. In addition, the Group can benefit from additional tax benefits (like notional interest deduction in Belgium) which can be carried-forward until the taxation year 2020.
The remaining temporary differences refer to differences between IFRS accounting policies and local tax reporting policies. The Group has not recognized any deferred tax asset on its balance sheet, for the same reason as explained above (uncertainty relating to taxable profits in a foreseeable future).
The change in the Group’s unrecognized deferred tax asset balance is detailed below:

UNRECOGNISED DEFERRED TAX ASSET BALANCE ROLL FORWARD
(€‘000)	For the year ended
	2019	2018	2017
Opening balance at 1 January	53,279	48,839	39,370
Temporary difference creation or reversal	(536)	5,734	(15,580)
Change in Tax-losses carried forward	8,556	(1,294)	44,011
Foreign exchange rate effect	—	—	(113)
Change in BE tax rate applicable (34% > 25%)	—	—	(14,896)
Change in US tax rate applicable (35% > 23%)	—	—	(3,953)
	—

Closing balance at 31 December	61,300	53,279	48,839

The net increase in the balance mainly relates to the additional losses reported for the current year.